UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2007

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 370
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			 August 14, 2007

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:	   2,524,215


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

3Com Corporation                     COMM          885535104        358       86,625     SH     SOLE            86,625
Activision, Inc                      COMM          004930202       7219      386,657     SH     SOLE           386,657
AMN Healthcare Services, Inc.        COMM          001744101      87746    3,988,453     SH     SOLE         3,988,453
Amylin Pharmaceuticals, Inc.         COMM          032346108     812133   19,731,126     SH     SOLE        19,731,126
Arqule Inc.                          COMM          04269E107      18904    2,681,406     SH     SOLE         2,681,406
AutoImmune Inc.                      COMM          052776101       1512    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      24965        6,925     SH     SOLE             6,925
Cameco Corporation                   COMM          13321L108      95716    1,886,400     SH     SOLE         1,886,400
ConocoPhillips                       COMM          20825C104      47100      600,000     SH     SOLE           600,000
Countrywide Financial                COMM          222372104     108418    2,982,600     SH     SOLE         2,982,600
Devon Energy Corporation             COMM          25179M103      15619      199,496     SH     SOLE           199,496
El Paso Corp                         COMM          28336L109     198145   11,500,000     SH     SOLE        11,500,000
i2 Technologies, Inc.                COMM          465754208        123        6,592     SH     SOLE             6,592
Illumina, Inc                        COMM          452327109      14207      350,000     SH     SOLE           350,000
National Semiconductor Corp          COMM          637640103       3326      117,644     SH     SOLE           117,644
Nektar Therapeutics                  COMM          640268108       6698      705,758     SH     SOLE           705,758
Neose Technologies                   COMM          640522108      10689    4,344,932     SH     SOLE         4,344,932
Pain Therapeutics, Inc.              COMM          69562K100      89536   10,279,658     SH     SOLE        10,279,658
Palm, Inc                            COMM          696643105        206       12,848     SH     SOLE            12,848
Pilgrim's Pride Corp.                COMM          721467108      26395      691,500     SH     SOLE           691,500
Sandisk Corp.                        COMM          80004C101     111378    2,275,797     SH     SOLE         2,275,797
Sonosite, Inc.                       COMM          83568G104       1572       50,000     SH     SOLE            50,000
Southwest Airlines Co.               COMM          844741108      44730    3,000,000     SH     SOLE         3,000,000
Symmetricom, Inc.                    COMM          871543104       7984      950,525     SH     SOLE           950,525
Synopsys, Inc.                       COMM          871607107       2192       82,952     SH     SOLE            82,952
Talisman Energy Inc.                 COMM          87425E103     193300   10,000,000     SH     SOLE        10,000,000
Telik, Inc.                          COMM          87959M109      53188   15,736,019     SH     SOLE        15,736,019
The Coca-Cola Co.                    COMM          191216100     418480    8,000,000     SH     SOLE         8,000,000
Tyson Foods, Inc.-Class A            COMM          902494103      63360    2,750,000     SH     SOLE         2,750,000
VIVUS, Inc.                          COMM          928551100         54       10,300     SH     SOLE            10,300
Washington Mutual                    COMM          939322103      58967    1,382,900     SH     SOLE         1,382,900

08/07 EDGAR FILING Form 13F